UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Douglas C. Floren          Greenwich, Connecticut          11/8/06
   ------------------------     --------------------------     ---------------
         [Signature]                 [City, State]                [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             47
                                               -------------
                                                   89,188
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------

Abbott Labs                       Common Stock   002824100   2,622    54,000 SH       sole                 54,000
Amgen Inc                         Common Stock   031162100   2,067    28,900 SH       sole                 28,900
Amicas Inc                        Common Stock   001712108      45    15,000 SH       sole                 15,000
Amylin Pharmaceuticals Inc        Common Stock   032346108     970    22,000 SH       sole                 22,000
Arena Pharmaceuticals Inc         Common Stock   040047102     791    66,000 SH       sole                 66,000
Ariad Pharmaceuticals Inc         Common Stock   04033A100   2,629   603,000 SH       sole                603,000
Array Biopharma Inc               Common Stock   04269X105   2,526   296,500 SH       sole                296,500
Avanir Pharmaceuticals            CL A NEW       05348P401     235    34,000 SH       sole                 34,000
Axonyx Inc                        Common Stock   05461R101      58    64,000 SH       sole                 64,000
Beckman Coulter Inc               Common Stock   075811109   1,439    25,000 SH       sole                 25,000
Biogen Idec Inc                   Common Stock   09062X103   2,681    60,000 SH       sole                 60,000
Curagen Corp                      Common Stock   23126R101   1,096   318,500 SH       sole                318,500
Cytokinetics Inc                  Common Stock   23282W100     675   105,000 SH       sole                105,000
Eclipsys Corp                     Common Stock   278856109   1,415    79,000 SH       sole                 79,000
Emdeon Corp                       Common Stock   290849108   2,020   172,500 SH       sole                172,500
Genentech Inc                     COM NEW        368710406  10,833   131,000 SH       sole                131,000
Gilead Sciences Inc               Common Stock   375558103     619     9,000 SH       sole                  9,000
Human Genome Sciences Inc         Common Stock   444903108     392    34,000 SH       sole                 34,000
Illumina Inc                      Common Stock   452327109   3,271    99,000 SH       sole                 99,000
Immucor Inc                       Common Stock   452526106   1,300    58,000 SH       sole                 58,000
Intermune Inc                     Common Stock   45884X103   1,264    77,000 SH       sole                 77,000
Invitrogen Corp                   Common Stock   46185R100   1,649    26,000 SH       sole                 26,000
Johnson & Johnson                 Common Stock   478160104     643     9,900 SH       sole                  9,900
Lilly Eli & Co                    Common Stock   532457108     573    10,044 SH       sole                 10,044
Lumera Corp                       Common Stock   55024R106     832   478,200 SH       sole                478,200
Matria Healthcare Inc             COM NEW        576817209   1,667    60,000 SH       sole                 60,000
Medarex Inc                       Common Stock   583916101     984    91,500 SH       sole                 91,500
Myriad Genetics Inc               Common Stock   62855J104   9,379   380,500 SH       sole                380,500
Nektar Therapeutics               Common Stock   640268108   2,925   203,000 SH       sole                203,000
Novartis AG                       Sponsored ADR  66987V109   4,383    75,000 SH       sole                 75,000
Nuvelo Inc                        COM NEW        67072M301   3,210   176,000 SH       sole                176,000
Nxstage Medical Inc               Common Stock   67072V103   3,640   415,000 SH       sole                415,000
Omnicell Inc                      Common Stock   68213N109     215    12,000 SH       sole                 12,000
OSI Pharmaceuticals Inc           Common Stock   671040103   3,884   103,500 SH       sole                103,500
Pfizer Inc                        Common Stock   717081103     505    17,796 SH       sole                 17,796
Progen Inds LTD                   ORD            Q7759R100      22    10,000 SH       sole                 10,000
Phase Forward Inc                 Common Stock   71721R406     358    30,000 SH       sole                 30,000
Quest Diagnostics Inc             Common Stock   74834L100     917    15,000 SH       sole                 15,000
Regeneron Pharmaceuticals         Common Stock   75886F107   3,248   207,000 SH       sole                207,000
Sangamo Biosciences Inc           Common Stock   800677106   1,001   180,000 SH       sole                180,000
Senomyx Inc                       Common Stock   81724Q107   1,814   118,000 SH       sole                118,000
Sepracor Inc                      Common Stock   817315104     654    13,500 SH       sole                 13,500
Sirna Therapeutics Inc            Common Stock   829669100   1,345   241,500 SH       sole                241,500
Sonosite Inc                      Common Stock   83568G104   3,507   123,500 SH       sole                123,500
Third Wave Technologies Inc       Common Stock   88428W108     896   200,000 SH       sole                200,000
WebMD Health Corp                 CL A           94770V102   1,854    54,000 SH       sole                 54,000
Zymogenetics Inc                  Common Stock   98985T109     135     8,000 SH       sole                  8,000


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